Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 185,000	$ 76,000
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock shares, authorized	203,504,244	203,504,244	203,504,244
Convertible preferred stock shares issued	199,145,285	199,145,285	165,578,120
Convertible preferred stock shares, outstanding	199,145,285	199,145,285	165,578,120
Convertible preferred stock liquidation value (in Dollars)	$ 131,200
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	260,000,000	260,000,000	260,000,000
Common stock, shares issued	29,643,434	23,442,353	20,580,109
Common stock, shares outstanding	29,643,434	23,442,353	20,580,109
Accounts receivable, net of allowance for doubtful accounts (in Dollars)			$ 109,000
Roth CH Acquisition IV Co.
Statement [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,336,500	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500	3,336,500
Common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding shares	2,378,249	2,378,249	11,500,000
Common stock subject to possible redemption value (in Dollars per share)	$ 10.3	$ 10.23	$ 10.15
Previously Reported
Statement [Line Items]
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001
Convertible preferred stock shares, authorized		203,504,244
Convertible preferred stock shares issued		199,145,285
Convertible preferred stock shares, outstanding		199,145,285
Convertible preferred stock liquidation value (in Dollars)		$ 129,056,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		260,000,000
Common stock, shares issued		23,442,353
Common stock, shares outstanding		23,442,353
Accounts receivable, net of allowance for doubtful accounts (in Dollars)		$ 76,000